Statements of Cash Flows (USD $)	4 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2010	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (565,120)	$ (213,959)	$ (133,248)	$ (181,020)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	2,423	7,325	12,702
Share-based compensation	535,120	0	0	0
Gain on sale of land contract interests	0	20,614	0	0
Changes in assets and liabilities:
Accounts payable	0	0	0	0
Prepaid and other current assets	0	23,444	1,201	(20,744)
Accrued liabilities		37,448	2,939	6,321
Note Payable	10,000	0	0	(10,000)
Deposit liabilities	0	51,009	36,678	150,900
Purchase and development of real estate properties		(1,858,718)	(524,855)	(553,324)
Net cash used in operating activities	(20,000)	(1,937,739)	(609,960)	(595,165)
Cash flows from investing activities:
Proceeds from sale of land contract interests	0	336,000	0	0
Purchase of fixed assets	0	0	(4,428)	(4,428)
Net cash used in investing activities	0	336,000	(4,428)	(4,428)
Cash flows from financing activities:
Advances from shareholders	0			0
Proceeds from note payable	20,000	1,484,500	0	2,585
Payments on notes payable	0	(2,579)	0	0
Due from shareholders, net	0	145,478	18,149	0
Proceeds from issuance of common stock	5,000	0	598,994	598,994
Net cash provided by financing activities	25,000	1,627,399	617,143	601,579
Change in cash and equivalents	5,000	25,660	2,755	1,986
Cash and equivalents, Beginning of period	0	6,986	5,000	5,000
Cash and equivalents, End of period	5,000	32,646	7,755	6,986
Noncash Financing and Investing Activities:
Capital Contribution	0	27,199	0	0
Proceeds from sale of land contract interest recorded in deposit liabilities	2,700	76,600	0	0
Note proceeds received directly by related party		$ 630,000	$ 0	$ 0